Fair Value Measurements (Details) - EBP 003 - EBP, Nonconsolidated, Master Trust - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Investments at fair value	$ 4,618,678,694	$ 4,099,782,180
Money market accounts
EBP, Master Trust [Line Items]
Investments at fair value	7,992,157	12,508,330
Common Stock
EBP, Master Trust [Line Items]
Investments at fair value	490,869,721	418,306,585
Common trust funds
EBP, Master Trust [Line Items]
Investments at fair value	4,053,955,347	3,619,444,179
Brokerage accounts
EBP, Master Trust [Line Items]
Investments at fair value	65,861,469	49,523,086
Total | Money market accounts
EBP, Master Trust [Line Items]
Investments at fair value	7,992,157	12,508,330
Total | Common Stock
EBP, Master Trust [Line Items]
Investments at fair value	490,869,721	418,306,585
Total | Brokerage accounts
EBP, Master Trust [Line Items]
Investments at fair value	65,861,469	49,523,086
Level 1
EBP, Master Trust [Line Items]
Investments at fair value	564,723,347	480,338,001
Level 1 | Money market accounts
EBP, Master Trust [Line Items]
Investments at fair value	7,992,157	12,508,330
Level 1 | Common Stock
EBP, Master Trust [Line Items]
Investments at fair value	490,869,721	418,306,585
Level 1 | Brokerage accounts
EBP, Master Trust [Line Items]
Investments at fair value	65,861,469	49,523,086
Level 2
EBP, Master Trust [Line Items]
Investments at fair value	0	0
Level 2 | Money market accounts
EBP, Master Trust [Line Items]
Investments at fair value	0	0
Level 2 | Common Stock
EBP, Master Trust [Line Items]
Investments at fair value	0	0
Level 2 | Brokerage accounts
EBP, Master Trust [Line Items]
Investments at fair value	0	0
Level 3
EBP, Master Trust [Line Items]
Investments at fair value	0	0
Level 3 | Money market accounts
EBP, Master Trust [Line Items]
Investments at fair value	0	0
Level 3 | Common Stock
EBP, Master Trust [Line Items]
Investments at fair value	0	0
Level 3 | Brokerage accounts
EBP, Master Trust [Line Items]
Investments at fair value	0	0
Fair value measured at net asset value per share | Common trust funds
EBP, Master Trust [Line Items]
Investments at fair value	$ 4,053,955,347	$ 3,619,444,179